STATEMENT OF INVESTMENTS
December 31, 2024 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 126.7%
Alabama — 4.0%
Black Belt Energy Gas District, Revenue Bonds, Ser. D(a)	5.00	11/1/2034	1,500,000	1,593,118
Black Belt Energy Gas District, Revenue Bonds, Refunding (Gas Project) Ser. D1(a)	5.50	2/1/2029	2,320,000	2,452,949
Jefferson County, Revenue Bonds, Refunding	5.25	10/1/2049	1,000,000	1,072,090
Jefferson County, Revenue Bonds, Refunding	5.50	10/1/2053	1,800,000	1,952,635
Mobile County Industrial Development Authority, Revenue Bonds, Ser. B	4.75	12/1/2054	500,000	484,418
				7,555,210
Alaska — 1.1%
Northern Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	6/1/2050	2,345,000	2,064,892
Arizona — 4.6%
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2045	1,355,000	1,289,646
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2050	1,200,000	1,110,438
Glendale Industrial Development Authority, Revenue Bonds, Refunding (Sun Health Services Obligated Group) Ser. A	5.00	11/15/2054	1,500,000	1,419,661
La Paz County Industrial Development Authority, Revenue Bonds (Harmony Public Schools) Ser. A(b)	5.00	2/15/2036	1,100,000	1,101,879

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 126.7% (continued)
Arizona — 4.6% (continued)
La Paz County Industrial Development Authority, Revenue Bonds (Harmony Public Schools) Ser. A(b)	5.00	2/15/2046	1,500,000	1,447,078
Salt Verde Financial Corp., Revenue Bonds	5.00	12/1/2037	2,190,000	2,362,988
				8,731,690
California — 6.9%
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding (Tobacco Settlement Asset) Ser. B	5.00	6/1/2051	2,000,000	2,080,466
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2051	3,750,000	3,870,075
Tender Option Bond Trust Receipts (Series 2023- XM1114), (Long Beach Bond Finance Authority, Revenue Bonds) Non-Recourse, Underlying Coupon Rate 4.00%(b),(c),(d)	5.67	8/1/2053	3,600,000	3,529,326
Tender Option Bond Trust Receipts (Series 2022-XF3024), (San Francisco City & County, Revenue Bonds, Refunding, Ser. A) Recourse, Underlying Coupon Rate 5.00%(b),(c),(d)	7.86	5/1/2044	3,360,000	3,433,275
				12,913,142
Colorado — 4.9%
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Covenant Living Communities & Services Obligated Group) Ser. A	4.00	12/1/2050	2,000,000	1,747,782
Colorado High Performance Transportation Enterprise, Revenue Bonds (C-470 Express Lanes System)	5.00	12/31/2056	3,000,000	2,973,820

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 126.7% (continued)
Colorado — 4.9% (continued)
Tender Option Bond Trust Receipts (Series 2020- XM0829), (Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A1) Recourse, Underlying Coupon Rate 4.00%(b),(c),(d)	6.78	8/1/2044	1,645,000	1,851,623
Tender Option Bond Trust Receipts (Series 2023- XM1124), (Colorado Health Facilities Authority, Revenue Bonds (Adventist Health System/Sunbelt Obligated Group) Ser. A) Recourse, Underlying Coupon Rate 4.00%(b),(c),(d)	3.88	11/15/2048	2,770,000	2,653,808
				9,227,033
Delaware — .5%
Delaware Economic Development Authority, Revenue Bonds (ACTS Retirement-Life Communities Obligated Group) Ser. B	5.25	11/15/2053	1,000,000	1,030,454
Florida — 9.3%
Atlantic Beach, Revenue Bonds (Fleet Landing Project) Ser. A	5.00	11/15/2053	1,670,000	1,678,061
Collier County Industrial Development Authority, Revenue Bonds (NCH Healthcare System) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	10/1/2054	1,480,000	1,557,169
Florida Housing Finance Corp., Revenue Bonds (Insured; GNMA,FNMA,FHLMC) Ser. 1	4.40	7/1/2044	1,090,000	1,072,352
Greater Orlando Aviation Authority, Revenue Bonds, Ser. A	4.00	10/1/2049	1,380,000	1,298,496
Hillsborough County Port District, Revenue Bonds (Tampa Port Authority Project) Ser. B	5.00	6/1/2046	1,450,000	1,472,520

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 126.7% (continued)
Florida — 9.3% (continued)
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Lifespace Communities Obligated Group) Ser. C	7.63	5/15/2058	1,000,000	1,128,471
Tender Option Bond Trust Receipts (Series 2023- XM1122), (Miami-Dade FL County Water & Sewer System, Revenue Bonds, Refunding, Ser. B) Recourse, Underlying Coupon Rate 4.00%(b),(c),(d)	3.93	10/1/2049	9,750,000	9,311,451
				17,518,520
Georgia — 5.0%
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project) Ser. A	5.00	7/1/2052	1,250,000	1,300,216
Main Street Natural Gas, Revenue Bonds, Ser. A(a)	5.00	9/1/2031	1,550,000	1,643,976
Tender Option Bond Trust Receipts (Series 2020- XM0825), (Brookhaven Development Authority, Revenue Bonds (Children’s Healthcare of Atlanta) Ser. A) Recourse, Underlying Coupon Rate 4.00%(b),(c),(d)	5.17	7/1/2044	2,660,000	2,830,696
Tender Option Bond Trust Receipts (Series 2023-XF3183), (Municipal Electric Authority of Georgia, Revenue Bonds (Plant Vogtle Units 3&4 Project) Ser. A) Recourse, Underlying Coupon Rate 5.00%(b),(c),(d)	7.52	1/1/2059	1,270,000	1,280,834
The Atlanta Development Authority, Revenue Bonds, Ser. A1	5.25	7/1/2040	1,500,000	1,507,372
The Burke County Development Authority, Revenue Bonds, Refunding (Oglethorpe Power Corp. Vogtle Project) Ser. D	4.13	11/1/2045	1,000,000	924,816
				9,487,910

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 126.7% (continued)
Hawaii — .7%
Hawaii Airports System, Revenue Bonds, Ser. A	5.00	7/1/2047	1,250,000	1,294,720
Illinois — 11.0%
Chicago, GO, Ser. A	5.00	1/1/2044	1,000,000	1,007,802
Chicago, GO, Refunding, Ser. A	6.00	1/1/2038	2,000,000	2,061,981
Chicago Midway International Airport, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2040	1,000,000	1,046,447
Chicago O’Hare International Airport, Revenue Bonds, Ser. A	5.50	1/1/2055	1,500,000	1,581,715
Chicago Park District, GO, Refunding, Ser. A	5.00	1/1/2045	1,000,000	1,047,223
Chicago Wastewater Transmission, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2039	1,100,000	1,100,197
Illinois, GO, Ser. A	5.00	5/1/2038	1,250,000	1,283,653
Illinois, GO, Ser. D	5.00	11/1/2028	1,000,000	1,043,228
Illinois, GO, Refunding, Ser. A	5.00	10/1/2029	1,000,000	1,055,251
Illinois Finance Authority, Revenue Bonds, Refunding (Rosalind Franklin University of Medical & Science)	5.00	8/1/2047	1,350,000	1,355,001
Metropolitan Pier & Exposition Authority, Revenue Bonds (McCormick Place Expansion Project)	5.00	6/15/2057	2,500,000	2,529,241
Metropolitan Pier & Exposition Authority, Revenue Bonds (McCormick Place Project) (Insured; National Public Finance Guarantee Corp.) Ser. A(e)	0.00	12/15/2036	2,500,000	1,570,984
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	1/1/2039	1,500,000	1,482,517

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 126.7% (continued)
Illinois — 11.0% (continued)
Tender Option Bond Trust Receipts (Series 2023-XF1623), (Regional Transportation Authority Illinois, Revenue Bonds, Ser. B) Non-Recourse, Underlying Coupon Rate 4.00%(b),(c),(d)	5.08	6/1/2048	1,125,000	1,047,456
Tender Option Bond Trust Receipts (Series 2024-XF3244), (Chicago O’Hare International Airport, Revenue Bonds, Refunding) Recourse, Underlying Coupon Rate 5.50%(b),(c),(d)	9.48	1/1/2059	1,450,000	1,555,449
				20,768,145
Indiana — .6%
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds (City Moral Obligation) (Insured; Build America Mutual) Ser. F1	5.25	3/1/2067	1,000,000	1,063,266
Iowa — .9%
Iowa Finance Authority, Revenue Bonds, Refunding (Iowa Fertilizer Co. Project)(f)	5.00	12/1/2032	1,500,000	1,706,903
Kentucky — 1.8%
Kentucky Public Energy Authority, Revenue Bonds, Ser. A(a)	5.00	7/1/2030	1,000,000	1,045,314
Kentucky Public Energy Authority, Revenue Bonds, Ser. A1(a)	4.00	8/1/2030	2,320,000	2,311,227
				3,356,541
Louisiana — 4.6%
Louisiana Public Facilities Authority, Revenue Bonds (I- 10 Calcasieu River Bridge Public-Private Partnership Project)	5.75	9/1/2064	1,165,000	1,258,113

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 126.7% (continued)
Louisiana — 4.6% (continued)
New Orleans Aviation Board, Revenue Bonds (General Airport-N Terminal Project) Ser. A	5.00	1/1/2048	1,000,000	1,012,004
Tender Option Bond Trust Receipts (Series 2018-XF2584), (Louisiana Public Facilities Authority, Revenue Bonds (Franciscan Missionaries of Our Lady Health System Project)) Non-Recourse, Underlying Coupon Rate 5.00%(b),(c),(d)	7.43	7/1/2047	6,320,000	6,378,026
				8,648,143
Maryland — 2.7%
Maryland Economic Development Corp., Revenue Bonds (College Park - Leonardtown Project) (Insured; Assured Guaranty Municipal Corp.)	5.25	7/1/2064	500,000	526,201
Maryland Economic Development Corp., Revenue Bonds (Sustainable Bond) (Purple Line Transit Partners) Ser. B	5.25	6/30/2055	1,000,000	1,017,891
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds (Adventist Healthcare Obligated Group) Ser. A	5.50	1/1/2046	1,500,000	1,516,963
Tender Option Bond Trust Receipts (Series 2024-XF1758), (Maryland Stadium Authority, Revenue Bonds) Non-Recourse, Underlying Coupon Rate 5.00%(b),(c),(d)	10.34	6/1/2054	1,900,000	2,018,461
				5,079,516

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 126.7% (continued)
Massachusetts — 1.5%
Massachusetts Development Finance Agency, Revenue Bonds, Ser. T	4.00	3/1/2054	1,000,000	964,249
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (UMass Memorial Health Care Obligated Group)	5.00	7/1/2046	1,835,000	1,844,219
				2,808,468
Michigan — 3.0%
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project)	5.00	7/1/2048	1,250,000	1,300,248
Michigan Finance Authority, Revenue Bonds (Sustainable Bond) (Henry Ford)	4.13	2/29/2044	650,000	630,510
Michigan Finance Authority, Revenue Bonds, Ser. A	4.00	12/1/2049	2,000,000	1,859,197
Michigan Finance Authority, Revenue Bonds, Refunding (Beaumont-Spectrum)	4.00	4/15/2042	1,000,000	975,975
Pontiac School District, GO (Insured; Qualified School Board Loan Fund)	4.00	5/1/2045	1,000,000	963,670
				5,729,600
Minnesota — 1.1%
Duluth Economic Development Authority, Revenue Bonds, Refunding (Essentia Health Obligated Group) Ser. A	5.00	2/15/2058	1,000,000	1,006,506
Minnesota Agricultural & Economic Development Board, Revenue Bonds (HealthPartners Obligated Group)	5.25	1/1/2054	1,000,000	1,074,557
				2,081,063

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 126.7% (continued)
Missouri — 2.6%
Missouri Health & Educational Facilities Authority, Revenue Bonds (Lutheran Senior Services Projects) Ser. A	5.00	2/1/2042	2,000,000	2,036,454
Tender Option Bond Trust Receipts (Series 2023- XM1116), (Jackson County Missouri Special Obligation, Revenue Bonds, Refunding, Ser. A) Non-Recourse, Underlying Coupon Rate 4.45%(b),(c),(d)	3.68	12/1/2053	3,000,000	2,922,091
				4,958,545
Nebraska — 1.2%
Douglas County Hospital Authority No 2, Revenue Bonds (Children’s Hospital Obligated Group)	5.00	11/15/2036	1,000,000	1,029,394
Omaha Public Power District, Revenue Bonds, Ser. A	4.00	2/1/2051	1,250,000	1,179,849
				2,209,243
Nevada — 2.0%
Clark County School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.25	6/15/2041	1,340,000	1,355,676
Reno, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	4.00	6/1/2058	1,250,000	1,146,269
Reno, Revenue Bonds, Refunding (Reno Transportation Rail Access Project) (Insured; Assured Guaranty Municipal Corp.)	4.13	6/1/2058	1,250,000	1,183,559
				3,685,504

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 126.7% (continued)
New Hampshire — 1.1%
New Hampshire Business Finance Authority, Revenue Bonds (University of Nevada Reno Project) (Insured; Build America Mutual) Ser. A	5.25	6/1/2051	1,000,000	1,068,807
New Hampshire Business Finance Authority, Revenue Bonds, Refunding (Springpoint Senior Living Obligated Group)	4.00	1/1/2041	1,000,000	907,202
				1,976,009
New Jersey — 5.2%
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (RWJ Barnabas Health Obligated Group)	4.00	7/1/2051	855,000	826,608
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	6/15/2044	1,250,000	1,328,642
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2042	2,500,000	2,738,041
South Jersey Port Corp., Revenue Bonds, Ser. B	5.00	1/1/2048	1,000,000	1,007,579
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2046	3,860,000	3,922,129
				9,822,999
New Mexico — .5%
New Mexico Mortgage Finance Authority, Revenue Bonds (Insured; GNMA,FNMA,FHLMC) Ser. E	4.70	9/1/2054	1,000,000	998,164
New York — 7.7%
New York Convention Center Development Corp., Revenue Bonds (Hotel Unit Fee) (Insured; Assured Guaranty Municipal Corp.) Ser. B(e)	0.00	11/15/2052	6,400,000	1,639,962
New York State Housing Finance Agency, Revenue Bonds (Sustainable Bonds) Ser. B1	4.70	11/1/2059	1,000,000	1,009,130

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 126.7% (continued)
New York — 7.7% (continued)
New York Transportation Development Corp., Revenue Bonds (JFK International Airport Terminal)	5.00	12/1/2040	1,000,000	1,038,336
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2046	1,500,000	1,499,953
New York Transportation Development Corp., Revenue Bonds (Sustainable Bond) (JFK International Airport Terminal One Project) (Insured; Assured Guaranty Municipal Corp.)	5.13	6/30/2060	1,000,000	1,027,423
Tender Option Bond Trust Receipts (Series 2022- XM1004), (Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) (Insured; Assured Guaranty Municipal Corp.) Ser. C) Non-Recourse, Underlying Coupon Rate 4.00%(b),(c),(d)	4.72	11/15/2047	2,000,000	1,901,107
Tender Option Bond Trust Receipts (Series 2024- XM1174), (New York State Transportation Development Corp., Revenue Bonds (Sustainable Bond) (JFK International Airport Terminal One Project) (Insured; Assured Guaranty Municipal Corp.)) Recourse, Underlying Coupon Rate 5.25%(b),(c),(d)	8.50	6/30/2060	1,360,000	1,418,548
Tender Option Bond Trust Receipts (Series 2024- XM1181), (Triborough New York Bridge & Tunnel Authority, Revenue Bonds, Ser. A1) Non-Recourse, Underlying Coupon Rate 4.13%(b),(c),(d)	3.63	5/15/2064	1,500,000	1,461,116

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 126.7% (continued)
New York — 7.7% (continued)
Tender Option Bond Trust Receipts (Series 2024- XM1194), (New York Transportation Development Corp., Revenue Bonds, Refunding (Sustainable Bond) (JFK International Airport Terminal Six Redevelopment Project) (Insured; Assured Guaranty Municipal Corp.)) Recourse, Underlying Coupon Rate 5.20%(b),(c),(d)	8.50	12/31/2054	1,400,000	1,485,285
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. C1A	4.00	5/15/2046	2,000,000	1,934,699
				14,415,559
North Carolina — 1.1%
North Carolina Medical Care Commission, Revenue Bonds (Carolina Meadows Obligated Group)	5.25	12/1/2054	2,000,000	2,112,269
Ohio — 3.1%
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.00	2/15/2052	1,000,000	1,002,216
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.00	2/15/2057	1,155,000	1,156,747
Port of Greater Cincinnati Development Authority, Revenue Bonds, Refunding (Duke Energy Co.) (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.38	12/1/2058	750,000	754,225
Tender Option Bond Trust Receipts (Series 2024-XF1711), (University of Cincinnati Ohio Receipt, Revenue Bonds, Ser. A) Non-Recourse, Underlying Coupon Rate 5.00%(b),(c),(d)	10.55	6/1/2049	2,800,000	2,976,363
				5,889,551

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 126.7% (continued)
Oklahoma — 1.9%
Tender Option Bond Trust Receipts (Series 2024- XM1163), (Oklahoma City Water Utilities Trust, Revenue Bonds, Refunding) Non- Recourse, Underlying Coupon Rate 5.25%(b),(c),(d)	11.42	7/1/2064	3,200,000	3,486,776
Oregon — .4%
Salem Hospital Facility Authority, Revenue Bonds, Refunding (Capital Manor Project)	4.00	5/15/2057	1,000,000	779,311
Pennsylvania — 7.1%
Allentown School District, GO, Refunding (Insured; Build America Mutual) Ser. B	5.00	2/1/2033	1,255,000	1,322,841
Clairton Municipal Authority, Revenue Bonds, Refunding, Ser. B	4.38	12/1/2042	1,000,000	988,387
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (ACTS Retirement-Life Communities Obligated Group)	5.00	11/15/2036	1,000,000	1,017,252
Pennsylvania Economic Development Financing Authority, Revenue Bonds (The Penndot Major Bridges)	6.00	6/30/2061	1,000,000	1,089,947
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. A	4.00	12/1/2050	1,000,000	948,841
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. A1	5.00	12/1/2046	1,000,000	1,014,175
Tender Option Bond Trust Receipts (Series 2022-XF1525), (Pennsylvania Economic Development Financing Authority UPMC, Revenue Bonds, Ser. A) Recourse, Underlying Coupon Rate 4.00%(b),(c),(d)	4.64	5/15/2053	1,700,000	1,583,096

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 126.7% (continued)
Pennsylvania — 7.1% (continued)
Tender Option Bond Trust Receipts (Series 2023- XM1133), (Philadelphia Water & Wastewater, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B) Non-Recourse, Underlying Coupon Rate 5.50%(b),(c),(d)	12.16	9/1/2053	2,400,000	2,643,426
Tender Option Bond Trust Receipts (Series 2024-XF1750), (Philadelphia Gas Works, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Non-Recourse, Underlying Coupon Rate 5.25%(b),(c),(d)	11.21	8/1/2054	1,400,000	1,528,963
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	4.00	9/1/2037	1,250,000	1,248,770
				13,385,698
Rhode Island — 2.7%
Rhode Island Health & Educational Building Corp., Revenue Bonds (Lifespan Obligated Group)	5.25	5/15/2054	1,000,000	1,051,210
Tender Option Bond Trust Receipts (Series 2023- XM1117), (Rhode Island Infrastructure Bank State Revolving Fund, Revenue Bonds, Ser. A) Non-Recourse, Underlying Coupon Rate 4.25%(b),(c),(d)	6.18	10/1/2053	4,000,000	4,009,929
				5,061,139
South Carolina — 5.9%
South Carolina Jobs-Economic Development Authority, Revenue Bonds, Refunding (Bon Secours Mercy Health)	4.00	12/1/2044	1,000,000	955,712
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper) Ser. A	4.00	12/1/2055	1,000,000	903,641

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 126.7% (continued)
South Carolina — 5.9% (continued)
Tender Option Bond Trust Receipts (Series 2024- XM1175), (South Carolina Public Service Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B) Non- Recourse, Underlying Coupon Rate 5.00%(b),(c),(d)	8.39	12/1/2054	4,800,000	5,056,356
Tobacco Settlement Revenue Management Authority, Revenue Bonds, Ser. B	6.38	5/15/2030	3,750,000	4,264,073
				11,179,782
South Dakota — 1.1%
Tender Option Bond Trust Receipts (Series 2022-XF1409), (South Dakota Health & Educational Facilities Authority, Revenue Bonds, Refunding (Avera Health Obligated Group)) Non- Recourse, Underlying Coupon Rate 5.00%(b),(c),(d)	10.55	7/1/2046	2,000,000	2,019,799
Texas — 11.3%
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools) Ser. A	4.00	8/15/2051	1,100,000	1,009,125
Clifton Higher Education Finance Corp., Revenue Bonds (Uplift Education) Ser. A	4.25	12/1/2034	1,000,000	992,010
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (International Leadership of Texas) (Insured: Permanent School Fund Guarantee Program) Ser. A	4.25	8/15/2053	1,000,000	996,476
Dallas Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2054	1,000,000	954,362

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 126.7% (continued)
Texas — 11.3% (continued)
Harris County-Houston Sports Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A(e)	0.00	11/15/2052	4,000,000	994,775
Houston Airport System, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.50	7/1/2053	1,000,000	986,653
Houston Airport System, Revenue Bonds, Refunding, Ser. A	4.00	7/1/2047	1,560,000	1,455,832
Lamar Consolidated Independent School District, GO	4.00	2/15/2053	1,000,000	956,684
Midland Independent School District, GO (Insured: Permanent School Fund Guarantee Program)	5.00	2/15/2050	1,000,000	1,027,804
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Westminister Project)	4.00	11/1/2055	1,650,000	1,523,420
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	4.00	1/2/2038	1,000,000	1,006,030
San Antonio Education Facilities Corp., Revenue Bonds, Refunding (University of Incarnate Word)	4.00	4/1/2046	1,675,000	1,405,158
Tender Option Bond Trust Receipts (Series 2023- XM1125), (Medina Valley Independent School District, GO (Insured: Permanent School Fund Guarantee Program)) Non-Recourse, Underlying Coupon Rate 4.00%(b),(c),(d)	3.63	2/15/2053	3,000,000	2,859,977
Tender Option Bond Trust Receipts (Series 2024- XM1164), (Texas University System, Revenue Bonds, Refunding) Non-Recourse, Underlying Coupon Rate 5.25%(b),(c),(d)	2.71	3/15/2054	2,800,000	3,024,274

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 126.7% (continued)
Texas — 11.3% (continued)
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds, Ser. B(a)	5.50	1/1/2034	1,000,000	1,101,771
Waxahachie Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.25	2/15/2053	1,000,000	1,000,174
				21,294,525
Utah — 1.3%
Salt Lake City, Revenue Bonds, Ser. A	5.00	7/1/2048	1,000,000	1,010,669
Utah Infrastructure Agency, Revenue Bonds, Refunding, Ser. A	5.00	10/15/2037	1,500,000	1,527,062
				2,537,731
Virginia — 2.5%
Tender Option Bond Trust Receipts (Series 2024- XM1176), (Virginia State Housing Development Authority, Revenue Bonds, Ser. A) Recourse, Underlying Coupon Rate 4.80%(b),(c),(d)	9.74	9/1/2059	1,800,000	1,821,401
Virginia Small Business Financing Authority, Revenue Bonds (Transform 66 P3 Project)	5.00	12/31/2052	2,000,000	2,007,428
Williamsburg Economic Development Authority, Revenue Bonds (William & Mary Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.13	7/1/2058	1,000,000	960,311
				4,789,140

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 126.7% (continued)
Washington — 1.1%
Tender Option Bond Trust Receipts (Series 2024-XF1730), (Port of Seattle Washington, Revenue Bonds, Refunding, Ser.B) Non-Recourse, Underlying Coupon Rate 5.25%(b),(c),(d)	11.21	7/1/2049	1,000,000	1,054,053
Washington Housing Finance Commission, Revenue Bonds, Refunding (Seattle Academy of Arts & Sciences)(b)	6.38	7/1/2063	1,000,000	1,095,300
				2,149,353
Wisconsin — 2.7%
Public Finance Authority, Revenue Bonds (EMU Campus Living) (Insured; Build America Mutual) Ser. A1	5.50	7/1/2052	1,000,000	1,067,241
Public Finance Authority, Revenue Bonds (EMU Campus Living) (Insured; Build America Mutual) Ser. A1	5.63	7/1/2055	1,000,000	1,067,565
Public Finance Authority, Revenue Bonds, Ser. 1	5.75	7/1/2062	1,717,549	1,793,376
Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Bellin Memorial Hospital Obligated Group)	5.50	12/1/2052	1,000,000	1,080,069
				5,008,251
Total Investments (cost $234,736,184)			126.7%	238,824,564
Liabilities, Less Cash and Receivables			(26.7)%	(50,400,633)
Net Assets			100.0%	188,423,931

FHLMC—Federal Home Loan Mortgage Corporation
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association

GO—Government Obligation

(a)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At
December 31, 2024, these securities amounted to $80,787,222 or 42.9% of net assets applicable to
Common Stockholders.

(c)
 The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

(d)	Collateral for floating rate borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.
(e)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(f)
These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

See notes to statement of investments.

Statement of Investments
BNY Mellon Municipal Income, Inc.
December 31, 2024 (Unaudited)

The following is a summary of the inputs used as of December 31, 2024 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	—	238,824,564	—	238,824,564
Liabilities ($)
Other Financial Instruments:
Inverse Floater Notes††	—	(53,225,000)	—	(53,225,000)
VMTP Shares††	—	(30,225,000)	—	(30,225,000)

†	See Statement of Investments for additional detailed categorizations, if any.
††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The fund’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in municipal securities, excluding short-term investment (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the

“Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Inverse Floater Securities:The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.
The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust

Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.
At December 31, 2024, accumulated net unrealized appreciation on investments was $4,088,380, consisting of $6,071,527 gross unrealized appreciation and $1,983,147 gross unrealized depreciation.
At December 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.